DBX ETF Trust | 1
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.8%
Australia — 0.4%
Woodside Energy Group Ltd.
(Cost $135,740)
7,713 126,101
Brazil — 7.5%
JBS NV, Class A *
44,139 648,402
Suzano SA, ADR
84,501 756,284
Vale SA
65,558 826,959
Vale SA, ADR
24,361 307,192
(Cost $2,326,164)
2,538,837
Canada — 17.5%
Capstone Copper Corp. *
36,196 322,221
Cenovus Energy, Inc.
36,647 655,364
Franco-Nevada Corp.
4,050 848,755
Ivanhoe Mines Ltd., Class A *
70,843 742,961
Kinross Gold Corp.
24,603 695,001
Nexgen Energy Ltd. *
37,427 333,448
Nutrien Ltd.
22,681 1,322,740
Suncor Energy, Inc.
13,750 619,813
Teck Resources Ltd., Class B
9,019 384,879
(Cost $5,019,233)
5,925,182
Finland — 4.0%
Stora Enso OYJ, Class R
61,664 724,945
UPM-Kymmene OYJ
22,724 620,014
(Cost $1,435,089)
1,344,959
France — 2.8%
TotalEnergies SE
(Cost $940,254)
14,458 953,061
India — 3.0%
Reliance Industries Ltd., GDR,
144A
(Cost $987,637)
14,284 1,008,450
Ireland — 2.5%
Smurfit WestRock PLC
(Cost $1,078,501)
23,753 847,745
Norway — 2.0%
Norsk Hydro ASA
(Cost $629,982)
95,423 682,995
South Africa — 3.8%
Gold Fields Ltd., ADR
21,225 910,340
Gold Fields Ltd.
8,844 371,203
(Cost $591,677)
1,281,543
Spain — 0.7%
Repsol SA
(Cost $207,721)
12,112 224,624
Switzerland — 3.6%
Amcor PLC
68,264 581,609
Number
of Shares Value $
Glencore PLC *
136,356 651,864
(Cost $1,281,299)
1,233,473
United Kingdom — 15.0%
Anglogold Ashanti PLC
11,965 1,025,161
BP PLC
136,709 822,736
Rio Tinto PLC
16,032 1,151,763
Shell PLC
55,886 2,061,154
(Cost $4,106,979)
5,060,814
United States — 36.0%
Alcoa Corp.
6,455 269,432
Archer-Daniels-Midland Co.
1,488 90,381
Avery Dennison Corp.
3,785 652,420
Baker Hughes Co.
6,713 336,993
Ball Corp.
3,669 181,725
Bunge Global SA
7,156 687,477
CF Industries Holdings, Inc.
4,921 387,283
Chevron Corp.
9,055 1,368,482
Commercial Metals Co.
7,529 480,200
ConocoPhillips
2,074 183,943
Corteva, Inc.
12,614 851,067
Darling Ingredients, Inc. *
13,906 509,099
Diamondback Energy, Inc.
913 139,315
Expand Energy Corp.
5,763 702,683
Exxon Mobil Corp.
7,191 833,581
Freeport-McMoRan, Inc.
7,575 325,573
HF Sinclair Corp.
7,809 413,174
Ingredion, Inc.
865 93,022
Newmont Corp.
17,577 1,594,761
Occidental Petroleum Corp.
4,176 175,392
Sealed Air Corp.
2,658 114,161
Silgan Holdings, Inc.
5,606 222,222
Solaris Energy Infrastructure,
Inc.
1,890 90,512
Steel Dynamics, Inc.
7,104 1,192,264
Valero Energy Corp.
474 83,784
Weyerhaeuser Co. REIT
9,640 214,104
(Cost $10,564,922)
12,193,050
TOTAL COMMON STOCKS
(Cost $29,305,198)
33,420,834
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.94% (a)
(Cost $66,643)
66,643 66,643
TOTAL INVESTMENTS — 99.0%
(Cost $29,371,841)
33,487,477
Other assets and liabilities,
net — 1.0%
336,237
NET ASSETS — 100.0%
33,823,714

2 | DBX ETF Trust
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
November 30, 2025 (Unaudited)
Securities are listed in country of domicile.
At November 30, 2025 the Xtrackers RREEF Global Natural Resources ETF had the following sector diversification:
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.91% (a)(b)
— — — — — 1,124 — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.94% (a)
19,357 2,478,723 (2,431,437) — — 1,447 — 66,643 66,643
19,357 2,478,723 (2,431,437) — — 2,571 — 66,643 66,643
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Metals & Mining
12,783,525 38 .1
Oil, Gas & Consumable Fuels
10,705,103 32 .0
Containers & Packaging
2,599,883 7 .8
Chemicals
2,561,090 7 .7
Paper & Forest Products
2,101,243 6 .4
Food Products
2,028,381 6 .1
Energy Equipment & Services
427,505 1 .3
Specialized REITs
214,104 0 .6
Total
33,420,834 100 .0

DBX ETF Trust | 3
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NRES-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 33,420,834 $ — $ — $ 33,420,834
Short-Term Investments (a)
66,643 — — 66,643
TOTAL
$ 33,487,477 $ — $ — $ 33,487,477
(a)
See Schedule of Investments for additional detailed categorizations.